INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Net loss for the year, before income taxes	$ (11,738)	$ (13,162)	$ (10,594)
Domestic tax rate applicable to the Corporation	21.00%	21.00%	21.00%
Income taxes at domestic tax statutory rate	$ (152)	$ (67)	$ (37)
Change in valuation allowance	152	67	37
Deferred tax provision (recovery)	0	0	0
Bahamas [Member]
Statement [Line Items]
Net loss for the year, before income taxes	(11,012)	(12,841)	(10,416)
United States [Member]
Statement [Line Items]
Net loss for the year, before income taxes	$ (725)	$ (321)	$ (178)